Note 7 Changes in gross accounting balances of loans and advances at amortized cost (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		€ 413,585	€ 389,073	[1]
Gross carrying amount loans and advances at amortized cost		455,016	413,585		€ 389,073	[1]
Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		413,585	389,073		349,037
Transfers of financial assets		0	0		0
Transfers from stage 1 to stage 2		0	0		0
Transfers from stage 2 to stage 1		0	0		0
Transfers to stage 3		0	0		0
Transfers from stage 3		0	0		0
Net annual origination of financial assets		58,952	31,764		40,522
Becoming write offs		(3,594)	(3,150)		(2,530)
Methodological changes and adoption of new standards	[2]	(672)
Net foreign exchange loss		(15,203)	(3,838)		2,004
Increase (decrease) through other movements, financial assets		144	401		140
Other impairment losses		1,131	(665)		573
Gross carrying amount loans and advances at amortized cost		455,016	413,585		389,073
Stage 1 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		361,186	341,944		300,167
Transfers of financial assets		(4,032)	(11,647)		(5,041)
Transfers from stage 1 to stage 2		(11,840)	(18,172)		(12,726)
Transfers from stage 2 to stage 1		9,830	7,639		8,537
Transfers to stage 3		(3,260)	(3,203)		(1,941)
Transfers from stage 3		1,238	2,089		1,089
Net annual origination of financial assets		64,222	34,334		44,465
Becoming write offs		(333)	(186)		(63)
Methodological changes and adoption of new standards	[2]	(672)
Net foreign exchange loss		(13,508)	(2,833)		2,447
Increase (decrease) through other movements, financial assets		29	(60)		(2)
Other impairment losses		1,460	(365)		643
Gross carrying amount loans and advances at amortized cost		409,023	361,186		341,944
Stage 2 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		37,953	33,636		34,213
Transfers of financial assets		1,625	10,463		3,914
Transfers from stage 1 to stage 2		11,840	18,172		12,726
Transfers from stage 2 to stage 1		(9,830)	(7,639)		(8,537)
Transfers to stage 3		(1,949)	(2,297)		(1,831)
Transfers from stage 3		1,564	2,226		1,556
Net annual origination of financial assets		(6,378)	(5,233)		(4,201)
Becoming write offs		(112)	(76)		(35)
Methodological changes and adoption of new standards	[2]	0
Net foreign exchange loss		(1,137)	(635)		18
Increase (decrease) through other movements, financial assets		78	(16)		29
Other impairment losses		(250)	(187)		(301)
Gross carrying amount loans and advances at amortized cost		31,780	37,953		33,636
Stage 3 [Member] | Changes in gross accounting balances of loans and advances at amortized cost [Member]
Changes in gross accounting balances and allowances of loans and advances at amortized cost [Line Items]
Gross carrying amount loans and advances at amortized cost		14,446	13,493		14,657
Transfers of financial assets		2,407	1,184		1,128
Transfers from stage 1 to stage 2		0	0		0
Transfers from stage 2 to stage 1		0	0		0
Transfers to stage 3		5,208	5,500		3,773
Transfers from stage 3		(2,801)	(4,316)		(2,645)
Net annual origination of financial assets		1,108	2,663		258
Becoming write offs		(3,149)	(2,889)		(2,432)
Methodological changes and adoption of new standards	[2]	0
Net foreign exchange loss		(557)	(369)		(461)
Increase (decrease) through other movements, financial assets		36	476		113
Other impairment losses		(78)	(112)		231
Gross carrying amount loans and advances at amortized cost		€ 14,213	€ 14,446		€ 13,493

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) The entire impact corresponds to the application of IFRS 17 (See Note 1.3)